Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of consolidated financial statements
	As of
	September 30, 2021	March 31, 2021
Current assets
Cash and cash equivalents	$530,401	$856,515
Investment	1,982,437	3,974,915
Investment - related party	6,611,040	3,966,476
Amounts due from non-VIE subsidiaries of the Company	224,774	1,350,052
Other assets	559,340	31,272
	9,907,992	10,179,230
Noncurrent assets
Right of use assets	180,818	-
Other assets	271,389	60,544

Total Assets	$10,360,199	$10,239,774

Current liabilities
Accounts and other payable	66,254	32,156
Customer advances	273,006	270,981
Amounts due to related party	547,382	688,371
Amounts due to non-VIE subsidiaries of the Company	7,146,108	3,845,718
Right of use liabilities	43,537	29,739
Taxes payable	2,010,830	1,972,025
Total current liabilities	10,087,116	6,838,990
Right of use liabilities – non-current portion	85,666	9,913

Total Liabilities	$10,172,782	$6,848,903

	For the six months ended September 30,
	2021	2020
Net revenue	$1,230,919	$48,451
Net (loss) income	$(3,250,912)	$(1,030,590)
Net cash (used in) provided by operating activities	$(3,762,769)	$(902,050)
Net cash provided by (used in) investing activities	$(959,441)	$1,366,421
Net cash used in financing activities	$1,237,720	$(329,663)

Schedule of exchange rate used for translation
	September 30,	September 30,
	2021	2020
Period/year end RMB:US$ exchange rate	6.4567	6.8013
Period/annual average RMB:US$ exchange rate	6.4635	7.0012
Period/year end HKD:US$ exchange rate	7.7864	7.7499
Period/annual average HKD:US$ exchange rate	7.7713	7.7507

Schedule of property and equipment estimated useful lives
Computer Equipment	1 – 3 years
Office Equipment	4 – 5 years
Motor Vehicle	4 years

Schedule of property and equipment estimated useful lives
Software	5 years

Schedule of fair value of financial instruments
	Carrying Amount			Estimated
	Level 1	Level 2	Level 3	Fair Value
September 30, 2021
Assets
Carried at (amortized) cost:
Corporate debt securities	-	-	2,137,315	2,137,315
Related party investment -wealth management product	-	-	6,611,040	6,611,040

March 31, 2021
Assets
Carried at (amortized) cost:
Corporate debt securities	-	-	5,073,548	5,073,548
Related party investment -wealth management product	-	-	3,966,476	3,966,476